Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	49 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended	89 Months Ended	96 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Ashmore Emerging Markets Total Return Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)
Average Annual Return, Percent		13.38%				(3.35%)			(0.09%)
Ashmore Emerging Markets Total Return Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)
Average Annual Return, Percent		12.34%				(4.08%)			(0.71%)
Ashmore Emerging Markets Total Return Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)
Average Annual Return, Percent		13.52%				(3.14%)			0.14%
Ashmore Emerging Markets Local Currency Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)
Average Annual Return, Percent		8.31%				(0.98%)			(0.33%)
Ashmore Emerging Markets Local Currency Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)
Average Annual Return, Percent		7.36%				(1.74%)			(0.91%)
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)
Average Annual Return, Percent		8.51%				(0.77%)			(0.09%)
Ashmore Emerging Markets Corporate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)
Average Annual Return, Percent		13.24%				(1.11%)			2.07%
Ashmore Emerging Markets Corporate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)
Average Annual Return, Percent		12.45%				(1.86%)			1.46%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)
Average Annual Return, Percent		13.39%				(0.87%)			2.31%
Ashmore Emerging Markets Short Duration Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)
Average Annual Return, Percent		8.24%				(5.05%)			0.52%
Ashmore Emerging Markets Short Duration Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)
Average Annual Return, Percent		7.60%				(5.80%)	(3.74%)
Ashmore Emerging Markets Short Duration Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)
Average Annual Return, Percent		8.75%				(4.78%)			0.78%
Ashmore Emerging Markets Active Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)
Average Annual Return, Percent		27.22%				2.07%		4.59%
Ashmore Emerging Markets Active Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)
Average Annual Return, Percent		26.43%				1.34%		3.84%
Ashmore Emerging Markets Active Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)
Average Annual Return, Percent		27.62%				2.33%		4.85%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)
Average Annual Return, Percent		26.83%				9.91%			5.49%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)
Average Annual Return, Percent		25.93%				9.16%			4.88%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)
Average Annual Return, Percent		27.09%				10.17%			5.76%
Ashmore Emerging Markets Frontier Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)
Average Annual Return, Percent		34.75%				7.51%			3.95%
Ashmore Emerging Markets Frontier Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)
Average Annual Return, Percent		33.73%				6.68%			3.28%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)
Average Annual Return, Percent		35.11%				7.78%			4.25%
Ashmore Emerging Markets Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)
Average Annual Return, Percent		25.91%				5.94%			5.68%
Ashmore Emerging Markets Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)
Average Annual Return, Percent		24.90%				5.20%			5.07%
Ashmore Emerging Markets Equity Fund - EMFIX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)
Average Annual Return, Percent		26.19%				6.21%			5.95%
Ashmore Emerging Markets Equity ESG Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)
Average Annual Return, Percent		26.09%			5.60%
Ashmore Emerging Markets Equity ESG Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)
Average Annual Return, Percent		25.33%			4.88%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)
Average Annual Return, Percent		26.54%			5.87%
Ashmore Emerging Markets Low Duration Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) (load-waived)
Average Annual Return, Percent		8.11%		1.05%
Ashmore Emerging Markets Low Duration Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) (load-waived)
Average Annual Return, Percent		7.42%		0.28%
Ashmore Emerging Markets Low Duration Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Low Duration Fund (Institutional Class/ESDIX)
Average Annual Return, Percent		8.31%		1.25%
Ashmore Emerging Markets Debt Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)
Average Annual Return, Percent		20.72%	0.18%
Ashmore Emerging Markets Debt Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)
Average Annual Return, Percent		19.82%	(0.54%)
Ashmore Emerging Markets Debt Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)
Average Annual Return, Percent		20.93%	0.37%
Ashmore Emerging Markets Equity ex China Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)
Average Annual Return, Percent	(0.60%)
Ashmore Emerging Markets Equity ex China Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)
Average Annual Return, Percent	(0.87%)
Ashmore Emerging Markets Equity ex China Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)
Average Annual Return, Percent	(0.47%)
Without Sales Load [Member] | Ashmore Emerging Markets Total Return Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (unadjusted)
Average Annual Return, Percent		8.83%				(4.12%)			(0.49%)
Without Sales Load [Member] | Ashmore Emerging Markets Total Return Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (unadjusted)
Average Annual Return, Percent		11.34%				(4.08%)			(0.71%)
Without Sales Load [Member] | Ashmore Emerging Markets Local Currency Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (unadjusted)
Average Annual Return, Percent		3.89%				(1.79%)			(0.73%)
Without Sales Load [Member] | Ashmore Emerging Markets Local Currency Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (unadjusted)
Average Annual Return, Percent		6.36%				(1.74%)			(0.91%)
Without Sales Load [Member] | Ashmore Emerging Markets Corporate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (unadjusted)
Average Annual Return, Percent		8.79%				(1.91%)			1.66%
Without Sales Load [Member] | Ashmore Emerging Markets Corporate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (unadjusted)
Average Annual Return, Percent		11.45%				(1.86%)			1.46%
Without Sales Load [Member] | Ashmore Emerging Markets Short Duration Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (unadjusted)
Average Annual Return, Percent		5.81%				(5.48%)			0.10%
Without Sales Load [Member] | Ashmore Emerging Markets Short Duration Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (unadjusted)
Average Annual Return, Percent		6.60%				(5.80%)	(3.74%)
Without Sales Load [Member] | Ashmore Emerging Markets Active Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (unadjusted)
Average Annual Return, Percent		20.53%				0.97%		3.90%
Without Sales Load [Member] | Ashmore Emerging Markets Active Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (unadjusted)
Average Annual Return, Percent		25.43%				1.34%		3.84%
Without Sales Load [Member] | Ashmore Emerging Markets Small-Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (unadjusted)
Average Annual Return, Percent		20.19%				8.73%			4.92%
Without Sales Load [Member] | Ashmore Emerging Markets Small-Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (unadjusted)
Average Annual Return, Percent		24.93%				9.16%			4.88%
Without Sales Load [Member] | Ashmore Emerging Markets Frontier Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (unadjusted
Average Annual Return, Percent		27.68%				6.36%			3.39%
Without Sales Load [Member] | Ashmore Emerging Markets Frontier Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (unadjusted)
Average Annual Return, Percent		32.73%				6.68%			3.28%
Without Sales Load [Member] | Ashmore Emerging Markets Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (unadjusted)
Average Annual Return, Percent		19.35%				4.80%			5.11%
Without Sales Load [Member] | Ashmore Emerging Markets Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity Fund (Class C/EMECX) (unadjusted)
Average Annual Return, Percent		23.90%				5.20%			5.07%
Without Sales Load [Member] | Ashmore Emerging Markets Equity ESG Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (unadjusted)
Average Annual Return, Percent		19.46%			4.40%
Without Sales Load [Member] | Ashmore Emerging Markets Equity ESG Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (unadjusted)
Average Annual Return, Percent		24.33%			4.88%
Without Sales Load [Member] | Ashmore Emerging Markets Low Duration Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) (unadjusted)
Average Annual Return, Percent		5.63%		0.52%
Without Sales Load [Member] | Ashmore Emerging Markets Low Duration Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) (unadjusted)
Average Annual Return, Percent		6.42%		0.28%
Without Sales Load [Member] | Ashmore Emerging Markets Debt Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (unadjusted)
Average Annual Return, Percent		15.83%	(0.82%)
Without Sales Load [Member] | Ashmore Emerging Markets Debt Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (unadjusted)
Average Annual Return, Percent		18.82%	(0.54%)
Without Sales Load [Member] | Ashmore Emerging Markets Equity ex China Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (unadjusted)
Average Annual Return, Percent	(5.78%)
Without Sales Load [Member] | Ashmore Emerging Markets Equity ex China Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (unadjusted)
Average Annual Return, Percent	(1.86%)
MSCI Emerging Markets Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Net
Average Annual Return, Percent		25.32%			4.08%	3.93%		5.24%	3.43%
JP Morgan Emerging Market Bond Index Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent		18.16%	(0.17%)	1.17%		0.47%	1.86%		2.92%
MSCI Emerging Markets Net ex China [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Net ex China
Average Annual Return, Percent	3.21%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified
Average Annual Return, Percent		12.81%				0.17%			1.59%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes
Average Annual Return, Percent		8.61%				(0.95%)			(0.07%)
JP Morgan Global Bond Index - Emerging Markets Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Global Bond Index - Emerging Markets Global Diversified
Average Annual Return, Percent		8.76%				(0.92%)			(0.06%)
JP Morgan CEMBI Broad Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan CEMBI Broad Diversified
Average Annual Return, Percent		14.90%				2.44%			3.81%
JP Morgan CEMBI Broad Diversified 1-3 Year [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan CEMBI Broad Diversified 1-3 Year
Average Annual Return, Percent		11.24%				2.97%	3.32%		3.44%
MSCI Emerging Markets Small Cap Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Net
Average Annual Return, Percent		23.95%				10.43%			5.60%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Markets + Select EM Countries Capped Index Net TR
Average Annual Return, Percent		20.35%				3.76%			1.75%
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year
Average Annual Return, Percent		7.71%		1.12%